Mineral properties, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Mineral properties, plant and equipment
Nine months ended September 30, 2018	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2017	$548,900	$8,310	$36,440	$512,874	$1,106,524
Additions	21,785	5,945	2,114	20,453	50,297
Disposals	-	-	-	(719)	(719)
Change in reclamation obligation	-	-	-	(1,630)	(1,630)
Reversal of impairment	-	-	-	13,179	13,179
Transfers	-	(9,334)	-	9,334	-
September 30, 2018	$570,685	$4,921	$38,554	$553,491	$1,167,651
Accumulated depreciation
December 31, 2017	$-	$-	$20,142	$243,821	$263,963
Charge for the period	-	-	3,205	60,334	63,539
Disposals	-	-	-	(701)	(701)
Reversal of impairment	-	-	-	8,187	8,187
September 30, 2018	-	-	23,347	311,641	334,988
Net book value September 30, 2018	$570,685	$4,921	$15,207	$241,850	$832,663

Nine months ended September 30, 2017 (Restated – note 12)	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2016	$547,331	$308	$33,865	$535,970	$1,117,474
Additions	501	6,137	1,778	4,929	13,345
Transfers to inventory	-	-	-	(5,296)	(5,296)
Change in reclamation obligation	-	-	-	(609)	(609)
Impairment charge	-	-	-	(29,621)	(29,621)
September 30, 2017	$547,832	$6,445	$35,643	$505,373	$1,095,293
Accumulated depreciation
December 31, 2016	$-	$-	$17,079	$205,425	$222,504
Charge for the period	-	-	2,189	40,416	42,605
Impairment charge	-	-	-	(18,703)	(18,703)
September 30, 2017	-	-	19,268	227,138	246,406
Net book value September 30, 2017	$547,832	$6,445	$16,375	$278,235	$848,887